Segment Information (Schedule of Segment Interest Income and Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Interest income from bank deposits	$ 184	$ 267	$ 314
Interest expenses
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	173	257	306
Interest expenses
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income from bank deposits	11	10	8
Interest expenses